Submission	Apr. 14, 2025
Submission [Line Items]
Central Index Key	0001618921
Registrant Name	Walgreens Boots Alliance, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES